Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

Aptus Behavioral Momentum ETF (BEMO)
(the “Fund”)

October 18, 2019

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated August 31, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, NAME, TICKER SYMBOL, AND INVESTMENT POLICIES AS DESCRIBED BELOW.

Changes to the Fund’s Name, Ticker Symbol, and Investment Objective
Effective November 8, 2019, the Fund’s name, ticker symbol, and investment objective will change as follows:

	Current	New (effective November 8, 2019)
Fund Name	Aptus Behavioral Momentum ETF	Aptus Drawdown Managed Equity ETF
Ticker Symbol	BEMO	ADME
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index.	The Fund seeks capital appreciation with downside protection.
As a result of the change to the Fund’s investment objective, the Fund will no longer track an underlying index. Consequently, effective with such changes, all references to the Aptus Behavioral Momentum Index are deleted and should be disregarded and each reference to an “Index Fund” or the “Index Funds” no longer refers to the Fund.
Changes to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, effective November 8, 2019, the summary section entitled “Principal Investment Strategy” beginning on page 2 of the Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of typically 40 to 50 U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.
The equity component of the Fund’s portfolio is drawn from the universe of the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the equity securities for the Fund based on an analysis of each company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth. The Adviser’s proprietary analysis is built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, and valuation, along with momentum, to determine the final security selection. Each company in the Fund’s investment universe is analyzed and scored to determine an overall ranking of potential holdings. Holdings will have either an attractive combination of yield plus growth relative to the overall market and/or strong momentum relative to the overall market. Typically, the Fund will equal weight the equity holdings in its portfolio, although such weights may change due to changes in the value of each security in the portfolio over short or long periods of time.

The Adviser seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on one or more broad-based indexes or ETFs (each, a “reference asset”) that track the performance of the U.S equity market (“Broad Market Puts”). A put option gives the purchaser the right to sell shares of the reference asset at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value, the value of the put option will generally increase, and in the event the reference asset appreciates in value, the put option may end up worthless and the premium may be lost. The Adviser may purchase Broad Market Puts that are at-the-money, near-the-money, or out-of-the-money (also known as a “tail hedge”), and the Adviser will actively manage the Fund’s Broad Market Puts as markets move to roll forward expiration dates or to increase or decrease market exposure. The Adviser generally expects to invest less than 2% of the Fund’s net assets in Broad Market Puts at the time of investment.
In addition to purchasing Broad Market Puts, the Adviser may write (sell) an equal or lesser number of Broad Market Puts with the same reference asset and expiration date as the Broad Market Puts purchased by the Fund, but with a lower strike price. A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until the expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium. The put options written by the Fund are “covered” because the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
In addition to or in lieu of such Broad Market Puts, the Adviser may purchase call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. A call option gives the purchaser the right to purchase shares of the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may end up worthless and the premium may be lost. The Adviser generally expects to invest less than 0.50% of the Fund’s net assets in VIX Index call options at the time of investment.
Changes to the Fund’s Principal Investment Risks
Also effective November 8, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–5 of the Prospectus:

•
The following risks are deleted: Behavioral Momentum Risk, Government Obligations Risk, Hedging Risk, High Portfolio Turnover Risk, Interest Rate Risk, Other Investment Companies Risk, Passive Investment Risk, and Tracking Error Risk.

•	The following paragraphs are added:

◦	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

◦
Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

◦
REIT Investment Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

◦
Tail Hedge Risk. The Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. However, there is a risk that the Fund will experience a loss as a result of engaging in such options transactions. Moreover, there can be no assurance that the tail hedge will be successful in protecting against all or any declines in the value of the Fund’s portfolio because the amount of protection provided by the put options purchased by the Fund and the price of such protection will be dictated by prevailing market sentiment at the time the tail hedge is triggered. Additionally, the tail hedge will not protect against declines in the value of the Fund’s portfolio where such declines are based on factors other than general stock market fluctuations.

•	The “Sector Risk” paragraph is supplemented to include the following:

◦
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Changes to Additional Information about the Fund
Also effective November 8, 2019, the following information supplements the section entitled “Additional Information about the Fund” on pages 17–18 of the Prospectus:
Additional Information about the Aptus Drawdown Managed Equity ETF — Temporary Defensive Positions
To respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment objective.
The following changes will apply to the section entitled “Additional Information about the Fund—Additional Information About the Fund’s Principal Risks” on pages 19–24 of the Prospectus:

•
The principal risks table is revised to reflect that the following risks no longer apply to the Fund: Behavioral Momentum Investing Risk, Government Obligations Risk, Hedging Risk, High Portfolio Turnover Risk, Interest Rate Risk, Other Investment Companies Risk, Passive Investment Risk, and Tracking Error Risk.

•	The principal risks table is revised to reflect that the following risks apply to the Fund: Management Risk, REIT Investment Risk, and Sector Risk—Consumer Discretionary Sector Risk.

•	The principal risks table is revised to add the following risks for the Fund:

•
Options Risk (Aptus Drawdown Managed Equity ETF). Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the reference asset. The Fund’s use of options may reduce the Fund’s profit from its other holdings and may result in a significantly greater decline in the value of the Fund than if it had invested directly in the reference asset instead of using options. If the price of the reference asset of a purchased put option remains above its strike price or the price of the reference asset of a purchased call option remains below its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options or did not invest in the options at all. Additionally, to the extent the Fund sells Broad Market Puts, the value of the Fund may decline more than if the Fund only purchased Broad Market Puts in the event the value of the reference asset declines below the strike price of the Broad Market Puts written (sold) by the Fund.

•
Tail Hedge Risk (Aptus Drawdown Managed Equity ETF). When the Fund’s tail hedge is in effect, the Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. However, there is a risk that the Fund will experience a loss as a result of engaging in such options transactions. Moreover, there can be no assurance that the tail hedge will be successful in protecting against all or any declines in the value of the Fund’s portfolio because the amount of protection provided by the put options purchased by the Fund and the price of such protection will be dictated by prevailing market sentiment at the time the tail hedge is triggered. Additionally, the tail hedge will not protect against declines in the value of the Fund’s portfolio where such declines are based on factors other than general stock market fluctuations.

Addition to the Fund’s Non-Fundamental Investment Restrictions
Also effective November 8, 2019, the reference to “each Index Fund” in the second paragraph under the section entitled “Investment Restrictions” on page 12 of the SAI is deleted and replaced with “the Index Fund and the Aptus Drawdown Managed Equity ETF.”
In addition, the following is added as an investment restriction for the Fund, which may be changed without shareholder vote:
3.     The Aptus Drawdown Managed Equity ETF invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
Please retain this Supplement with your Prospectus and SAI for future reference.

Aptus Behavioral Momentum ETF (BEMO)
(the “Fund”)

October 18, 2019

Supplement to the
Summary Prospectus dated August 31, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, NAME, TICKER SYMBOL, AND INVESTMENT POLICIES AS DESCRIBED BELOW.

Changes to the Fund’s Name, Ticker Symbol, and Investment Objective
Effective November 8, 2019, the Fund’s name, ticker symbol, and investment objective will change as follows:

	Current	New (effective November 8, 2019)
Fund Name	Aptus Behavioral Momentum ETF	Aptus Drawdown Managed Equity ETF
Ticker Symbol	BEMO	ADME
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index.	The Fund seeks capital appreciation with downside protection.
As a result of the change to the Fund’s investment objective, the Fund will no longer track an underlying index. Consequently, effective with such changes, all references to the Aptus Behavioral Momentum Index are deleted and should be disregarded and each reference to an “Index Fund” or the “Index Funds” no longer refers to the Fund.
Changes to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, effective November 8, 2019, the summary section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of typically 40 to 50 U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.
The equity component of the Fund’s portfolio is drawn from the universe of the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the equity securities for the Fund based on an analysis of each company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth. The Adviser’s proprietary analysis is built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, and valuation, along with momentum, to determine the final security selection. Each company in the Fund’s investment universe is analyzed and scored to determine an overall ranking of potential holdings. Holdings will have either an attractive combination of yield plus growth relative to the overall market and/or strong momentum relative to the overall market. Typically, the Fund will equal weight the equity holdings in its portfolio, although such weights may change due to changes in the value of each security in the portfolio over short or long periods of time.
The Adviser seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on one or more broad-based indexes or ETFs (each, a “reference asset”) that track the performance of the U.S equity market (“Broad Market Puts”). A put option gives the purchaser the right to sell shares of the reference asset at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value, the value of the put option will generally increase, and in the event the reference asset appreciates in value, the put option may end up worthless and the premium may be lost. The Adviser may purchase Broad Market Puts that are at-the-money, near-the-money, or out-of-the-money (also known as a “tail hedge”), and the Adviser will actively manage the Fund’s Broad Market Puts as markets move to roll forward expiration dates or to increase or decrease market exposure. The Adviser generally expects to invest less than 2% of the Fund’s net assets in Broad Market Puts at the time of investment.

1

In addition to purchasing Broad Market Puts, the Adviser may write (sell) an equal or lesser number of Broad Market Puts with the same reference asset and expiration date as the Broad Market Puts purchased by the Fund, but with a lower strike price. A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until the expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium. The put options written by the Fund are “covered” because the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
In addition to or in lieu of such Broad Market Puts, the Adviser may purchase call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. A call option gives the purchaser the right to purchase shares of the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may end up worthless and the premium may be lost. The Adviser generally expects to invest less than 0.50% of the Fund’s net assets in VIX Index call options at the time of investment.
Changes to the Fund’s Principal Investment Risks
Also effective November 8, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–5 of the Prospectus:

•
The following risks are deleted: Behavioral Momentum Risk, Government Obligations Risk, Hedging Risk, High Portfolio Turnover Risk, Interest Rate Risk, Other Investment Companies Risk, Passive Investment Risk, and Tracking Error Risk.

•	The following paragraphs are added:

◦	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

◦
Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

◦
REIT Investment Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

◦
Tail Hedge Risk. The Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. However, there is a risk that the Fund will experience a loss as a result of engaging in such options transactions. Moreover, there can be no assurance that the tail hedge will be successful in protecting against all or any declines in the value of the Fund’s portfolio because the amount of protection provided by the put options purchased by the Fund and the price of such protection will be dictated by prevailing market sentiment at the time the tail hedge is triggered. Additionally, the tail hedge will not protect against declines in the value of the Fund’s portfolio where such declines are based on factors other than general stock market fluctuations.

•	The “Sector Risk” paragraph is supplemented to include the following:

◦
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Please retain this Supplement with your Summary Prospectus for future reference.

2